Additional financial information to consolidated statement of financial position	12 Months Ended
Dec. 31, 2020
Additional financial information to consolidated statement of financial position
Additional financial information to the consolidated statement of financial position
31	Additional financial information to the consolidated statement of financial position

As at 31 December 2020, the net current liabilities of the Group amounted to approximately RMB87,910 million (2019: RMB80,839 million). On the same date, total assets less current liabilities were approximately RMB295,857 million (2019: RMB286,630 million).